Segment Information	11 Months Ended
Dec. 29, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company’s segments are primarily organized by geographical area. The composition of segments and measure of segment profitability are consistent with that used by the Company’s management.
Descriptions of the Company’s reportable segments are as follows:

•
North American Consumer Products—This segment primarily manufactures, markets and sells ketchup, condiments, sauces, pasta meals, and frozen potatoes, entrees, snacks, and appetizers to the grocery channels in the United States of America and includes our Canadian business.

•	Europe—This segment includes the Company’s operations in Europe and sells products in all of the Company’s categories.

•
Asia/Pacific—This segment includes the Company’s operations in Australia, New Zealand, India, Japan, China, Papua New Guinea, South Korea, Indonesia, Vietnam and Singapore. This segment’s operations include products in all of the Company’s categories.

•
U.S. Foodservice—This segment primarily manufactures, markets and sells branded and customized products to commercial and non-commercial food outlets and distributors in the United States of America including ketchup, condiments, sauces and frozen soups.

•	Rest of World—This segment includes the Company’s operations in Africa, Latin America, and the Middle East that sell products in all of the Company’s categories.
The Company’s management evaluates performance based on several factors including net sales, operating income, and the use of capital resources. Inter-segment revenues, items below the operating income line of the consolidated statements of income, the transition period and 2012 restructuring and productivity initiatives (see Note 7), Merger related costs (see Note 4), a charge for the closure of a factory in South Africa and a charge for the settlement of the Foodstar earn-out (see Note 13), and costs associated with the Fiscal 2012 corporation-wide productivity initiatives (see Note 7) are not presented by segment, since they are not reflected in the measure of segment profitability reviewed by the Company’s management.
The following table presents information about the Company’s reportable segments:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	April 27, 2011
	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)	(52 Weeks)
	(In thousands)
	Net External Sales
North American Consumer Products	$1,669,924	$307,972	$3,195,099	$3,241,533	$3,265,857
Europe	1,829,607	284,657	3,314,523	3,441,282	3,236,800
Asia/Pacific	1,328,488	272,116	2,533,334	2,500,411	2,247,193
U.S. Foodservice	772,598	135,688	1,370,779	1,345,768	1,339,100
Rest of World	638,945	112,439	1,115,151	978,578	469,686
Consolidated Totals	$6,239,562	$1,112,872	$11,528,886	$11,507,572	$10,558,636
	Operating Income (Loss)
North American Consumer Products(a)	$269,642	$65,459	$790,939	$812,056	$832,719
Europe(a)	195,235	32,918	593,044	608,829	581,148
Asia/Pacific(a)	11,833	37,616	265,879	234,671	253,524
U.S. Foodservice(a)	84,273	15,531	186,155	169,843	183,425
Rest of World(a)	74,238	10,559	112,660	105,080	53,371
Other:
Non-Operating(b)	(74,827)	(16,070)	(226,588)	(222,754)	(216,549)
Fiscal 2013 special items(c)	—	—	(15,624)	—	—
Restructuring and productivity initiatives(d)	(410,430)	(6,042)	—	(205,418)	—
Merger related costs(e)	(157,938)	(112,188)	(44,814)	—	—
Consolidated Totals	$(7,974)	$27,783	$1,661,651	$1,502,307	$1,687,638
	Depreciation and Amortization Expenses
Total North America	$153,402	$16,162	$126,859	$131,023	$121,480
Europe	62,044	9,976	98,806	98,384	91,222
Asia/Pacific	41,009	7,311	62,233	59,796	49,802
Rest of World	11,256	2,520	22,836	19,290	6,324
Non-Operating(b)	41,342	5,054	35,898	28,428	23,971
Consolidated Totals	$309,053	$41,023	$346,632	$336,921	$292,799

	Successor	Predecessor
	December 29, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012
	Identifiable Assets
	(In thousands)
Total North America	$14,486,939	$3,289,900	$3,394,387
Europe	11,673,072	5,129,880	4,158,349
Asia/Pacific	4,039,589	2,670,376	2,544,332
Rest of World	1,336,733	1,123,407	1,145,696
Non-Operating(g)	7,436,015	725,444	740,529
Consolidated Totals	$38,972,348	$12,939,007	$11,983,293

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	April 27, 2011
	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)	(52 Weeks)
	Capital Expenditures(f)
	(In thousands)
Total North America	$47,060	$10,050	$107,207	$103,958	$101,001
Europe	45,121	4,537	96,112	113,420	97,964
Asia/Pacific	47,209	3,389	91,361	99,912	71,419
Rest of World	15,720	2,960	48,747	38,539	12,829
Non-Operating(b)	46,905	99,218	55,671	62,905	52,433
Consolidated Totals	$202,015	$120,154	$399,098	$418,734	$335,646

(a)
The negative impact of the inventory step-up adjustment recorded in purchase accounting to operating income in the Successor period was $139.8 million for North American Consumer Products, $110.3 million for Europe, $89.6 million for Asia/Pacific, $33.8 million for U.S. Foodservice and $9.8 million for Rest of World.

(b)	Includes corporate overhead, intercompany eliminations and charges not directly attributable to operating segments.

(c)
During the fourth quarter of Fiscal 2013, the Company closed a factory in South Africa resulting in a $3.5 million in costs of products sold primarily related to asset write-downs. During the third quarter of Fiscal 2013, the Company renegotiated the terms of the Foodstar Holdings Pte earn-out that was due in 2014 resulting in a $12.1 million charge in SG&A. See Note 13 for further explanation.

(d)	See Note 7 for further details on restructuring and productivity initiatives.

(e)	See Note 4 for further details on Merger related costs

(f)	Excludes property, plant and equipment obtained through acquisitions.

(g)	Includes identifiable assets not directly attributable to operating segments.

The Company’s revenues are generated via the sale of products in the following categories:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	April 27, 2011
	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)	(52 Weeks)
	Net External Sales
	(In thousands)
Ketchup and Sauces	$3,081,347	$533,932	$5,375,788	$5,232,607	$4,607,326
Meals and Snacks	2,185,831	359,412	4,240,808	4,337,995	4,134,836
Infant/Nutrition	624,359	118,528	1,189,015	1,232,248	1,175,438
Other	348,025	101,000	723,275	704,722	641,036
Total	$6,239,562	$1,112,872	$11,528,886	$11,507,572	$10,558,636

The Company has significant sales and long-lived assets in the following geographic areas. Sales are based on the location in which the sale originated. Long-lived assets include property, plant and equipment, goodwill, trademarks and other intangibles, net of related depreciation and amortization.

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	April 27, 2011
	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)	(52 Weeks)
	Net External Sales
	(In thousands)
United States	$2,072,049	$371,253	$3,857,247	$3,885,057	$3,916,988
United Kingdom	859,512	130,741	1,597,755	1,611,177	1,506,607
Other	3,308,001	610,878	6,073,884	6,011,338	5,135,041
Total	$6,239,562	$1,112,872	$11,528,886	$11,507,572	$10,558,636

	Successor	Predecessor
	December 29, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012
	Long-Lived Assets
	(In thousands)
United States	$16,280,596	$2,383,136	$2,419,518
United Kingdom	6,999,989	1,133,086	1,207,918
Other	8,942,514	3,437,299	3,540,923
Total	$32,223,099	$6,953,521	$7,168,359